Segment Information - Summary Of Reportable Segments Based On The Geographic Areas (Detail) - Reportable Geographical Components [Member]	12 Months Ended
Dec. 31, 2021
North America (NA) [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Description	Includes Canada and the United States
Europe, Middle East & Africa (EMEA) [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Description	Includes all countries within the European Union, United Kingdom, and countries within the Middle East
Other [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Description	Includes South America, China, Mexico, Australia, New Zealand, and Japan